Restatement of Previously Issued Financial Statements (Tables)	4 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Summary of impact of the restatement on the balance sheets, statements of operations and statements of cash flows

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$347,610,494	$—	$347,610,494
Liabilities and Stockholders’ Equity:
Total current liabilities	$985,396	$—	$985,396
Deferred underwriting commissions	12,075,000	—	12,075,000
Stock warrant liabilities	—	42,283,500	42,283,500
Total liabilities	13,060,396	42,283,500	55,343,896
Class A common stock, $0.0001 par value; shares subject to possible redemption	329,550,090	(42,283,500)	287,266,590
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	154	423	577
Class B common stock – $0.0001 par value	863	—	863
Additional paid-in-capital	5,698,473	17,131,409	22,829,882
Accumulated deficit	(699,482)	(17,131,832)	(17,831,314.00)
Total stockholders’ equity	5,000,008	—	5,000,008
Total liabilities and stockholders’ equity	$347,610,494	$—	$347,610,494

	Period From August 17, 2020 (inception)
	Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(709,798)	$—	$(709,798)
Other (expense) income:
Change in fair value of warrant liabilities	—	(16,168,500)	(16,168,500)
Transaction costs – Warrants	—	(963,332)	(963,332)
Net gain from investments held in Trust Account	10,316	—	10,316
Total other (expense) income	10,316	(17,131,832)	(17,121,516)
Loss before income tax expense	(699,482)	(17,131,832)	(17,831,314)
Income tax expense	—	—	—
Net loss	$(699,482)	$(17,131,832)	$(17,831,314)
Basic and Diluted weighted-average Class A common shares outstanding	34,500,000	—	34,500,000
Basic and Diluted net loss per Class A common shares	$—	—	$—
Basic and Diluted weighted-average Class B common shares outstanding	7,764,706	—	7,764,706
Basic and Diluted net loss per Class B common shares	$(0.09)	$(2.21)	$(2.30)

	Period From August 17, 2020 (inception)
	Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(699,482)	$(17,131,832)	$(17,831,314)
Change in fair value of warrant liabilities	—	(16,168,500)	(16,168,500)
Transaction costs – warrants	—	(963,332)	(963,332)
Net cash used in operating activities	(1,958,317)	—	(1,958,317)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	347,673,897	—	347,673,897
Net change in cash	$715,580	$—	$715,580